Bluebay Destra International Event-driven Credit Fund
Schedule of Investments
As of December 31, 2024 (unaudited)

Shares or Principal Amounts	Description	Value
	BANK LOANS – 32.7%
	BAHAMAS – 2.8%
8,100,000	Government of Bahamas, 7.757%, 09/08/2026(1)(2)(3)	$8,892,751

	GERMANY – 10.9%
	Arvos Holding GmbH:
$3,743,200	10.347%, 08/30/2027(4)	3,031,992
10,486,589	9.005%, 08/30/2027(4)(5)(6)	8,795,834
	IFA Holding GmbH TL:
401,087	4.000%, 03/31/2025(1)(3)(5)	373,800
401,087	0.000%, 03/31/2029(1)(3)(5)	41,533
1,368,009	IFA Holding GmbH TL2, 7.056%, 03/31/2025(1)(3)(5)	1,274,939
1,237,723	IFA Holding GmbH TL3, 7.056%, 03/31/2025(1)(3)(5)	1,153,516
17,726,631	Leoni Bordnetz-Systeme GmbH, 7.367%, 12/31/2026(1)(3)(5)(7)	15,969,938
	Varta AG:
4,951,773	6.556%, 06/04/2026(1)(3)(4)(5)(7)	1,538,296
6,684,894	6.256%, 06/04/2026(1)(3)(4)(5)(7)	2,076,699
		34,256,547
	LUXEMBOURG – 2.7%
	Arvos Holdco SARL:
790,299	0.500%, 11/29/2027(4)(5)	145,260
$650,621	0.500%, 11/29/2027(4)	115,485
8,869,155	Foundever Group SA, 0.000% (1-Month Euribor + 375 basis points), 08/28/2028(4)(5)	6,434,201
1,682,040	Takko Luxembourg TL, 15.000%, 12/09/2026(1)(3)(5)(8)	1,741,784
		8,436,730
	NETHERLANDS – 7.3%
14,981,408	Compact Bidco BV, 12.000%, 11/25/2029(1)(3)(5)	15,513,522
	Sprint Bidco BV:
12,568,000	8.648% (3-Month Euribor + 375 basis points), 12/29/2028(4)(5)(6)(7)	2,000,963
32,864,443	8.648% (3-Month Euribor + 500 basis points), 06/14/2029(4)(5)	5,274,918
		22,789,403
	NORWAY – 0.0%
7,039,887	Hurtigruten Newco AS, 12.145%, 02/23/2029(4)(5)	81,902

	SAUDI ARABIA – 0.3%
	Ahmad Hamad Al Gosaibi & Brothers TL:
$3,047,652	0.000%, 01/01/2050(1)(3)(7)	156,192
3,240,000	0.000%, 01/01/2050(1)(3)(5)(7)	171,948
8,400,000	0.000%, 01/01/2050(1)(3)(5)(7)	445,791
		773,931
Shares or Principal Amounts	Description	Value
	BANK LOANS (Continued)
	SINGAPORE – 0.1%
587,965	Teide Pte, Ltd. 1L, 10.000%, 08/01/2026(5)(8)	$277,330
1,219,853	Teide Pte, Ltd. 2L, 8.000%, 12/31/2026(5)(8)	55,580
		332,910
	SPAIN – 2.4%
7,700,000	Deoleo SA, 8.852% (3-Month Euribor + 550 basis points), 06/24/2025(4)(5)	7,667,030

	UNITED ARAB EMIRATES – 0.7%
$2,294,368	Gulf Marine Middle East FZE, 8.601%, 06/09/2025(1)(3)(4)	2,291,500

	UNITED KINGDOM – 2.1%
	Praesidiad, Ltd.:
607,971	10.943%, 06/30/2026(5)	627,204
302,973	0.000%, 06/30/2026(1)(3)(5)	309,027
302,972	0.000%, 06/30/2026(1)(3)(5)	309,027
2,944,773	0.000%, 09/30/2027(1)(3)(5)	2,668,196
6,998,095	0.000%, 12/31/2027(1)(3)(5)	2,717,496
		6,630,950
	UNITED STATES – 3.4%
9,731,162	Castle U.S. Holding Corp., 7.255% (3-Month Euribor + 375 basis points), 01/29/2027(4)(5)	5,752,188
$7,426,725	Foundever Worldwide Corp., 0.000% (1-Month Term SOFR + 375 basis points), 08/28/2028(4)(6)	5,031,606
		10,783,794
	TOTAL BANK LOANS (Cost $120,414,599)	102,937,448

	CORPORATE DEBT SECURITIES – 13.5%
	BERMUDA – 5.8%
	Borr IHC, Ltd.:
$5,440,488	10.000%, 11/15/2028(9)	5,436,277
1,902,913	10.375%, 11/15/2030(9)	1,900,127
10,878,378	Ventura Offshore Midco, Ltd., 10.000%, 04/19/2027	10,999,411
		18,335,815
	FRANCE – 2.9%
	Altice France SA:
5,920,000	5.500%, 01/15/2028(9)	4,388,549
6,050,000	5.125%, 07/15/2029(9)	4,537,125
		8,925,674
	JERSEY – 1.5%
4,600,000	Samos Energy Infrastructure, Ltd., 12.500%, 07/05/2028	4,691,303

Bluebay Destra International Event-driven Credit Fund
Schedule of Investments (CONTINUED)
As of December 31, 2024 (unaudited)

Shares or Principal Amounts	Description	Value
	CORPORATE DEBT SECURITIES (Continued)
	MALTA – 3.3%
$10,000,000	Cruise Yacht Upper HoldCo, Ltd., 11.875%, 07/05/2028	$10,312,480

	UNITED STATES – 0.0%
98,705	Voyager Aviation Holdings LLC, 8.500%, 05/09/2026(1)(9)(10)(11)	—

	TOTAL CORPORATE DEBT SECURITIES (Cost $42,264,045)	42,265,272

	INTERNATIONAL DEBT SECURITIES – 21.5%
	BERMUDA – 6.2%
16,250,000	Floatel International, Ltd., 9.750%, 04/10/2029	14,714,424
4,445,739	Odfjell Rig III, Ltd., 9.250%, 05/31/2028	4,691,935
		19,406,359
	CANADA – 2.3%
7,300,000	International Petroleum Corp., 7.250%, 02/01/2027(9)	7,194,391

	GERMANY – 3.5%
25,864,000	Standard Profil Automotive GmbH, 6.250%, 04/30/2026	11,104,754

	LUXEMBOURG – 5.0%
7,700,000	Adler Financing Sarl, 12.500%, 12/31/2028(8)	8,246,336
3,749,462	Ferralum Metals Group SA, 10.000%, 12/30/2026	1,229,825
	HSE Finance Sarl:
559,000	8.773% (3-Month Euribor + 575 basis points), 10/15/2026(4)	251,802
4,116,000	5.625%, 10/15/2026	1,785,859
	NCO Invest SA:
10,536,245	10.000%, 12/30/2026(10)	8,728
3,890,045	10.000%, 12/30/2026(10)	64,250
	Paper Industries Intermediate Financing Sarl:
252,568	10.939% (3-Month Euribor + 800 basis points), 03/01/2028(1)(4)(9)	244,212
624,201	9.439% (3-Month Euribor + 650 basis points), 09/01/2028(4)(8)(9)	329,649
7,074,994	9.439% (3-Month Euribor + 650 basis points), 09/01/2028(8)	3,736,406
		15,897,067
Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (Continued)
	NORWAY – 0.1%
$345,257	OCV Recovery AS, 2.000%, 12/31/2026(8)(9)	$212,795

	SWEDEN – 0.8%
3,452,000	Transcom Holding AB, 8.136% (3-Month Euribor + 525 basis points), 12/15/2026(4)	2,566,391

	UNITED KINGDOM – 3.6%
	Frigo Debtco PLC:
1,796,557	12.000%, 04/27/2026(8)	1,530,152
1,837,801	11.000%, 04/27/2026(8)(9)	1,565,281
7,359,930	11.000%, 04/27/2028(8)	2,334,036
7,510,000	House of Fraser Funding PLC, 0.000% (3-Month GBP Libor + 575 basis points), 07/17/2025(1)(3)(4)(10)(11)	9,687
1,969,704	KCA Deutag Pikco PLC, 15.000%, 12/01/2027(8)	2,043,568
2,780,000	KCA Deutag UK Finance PLC, 9.875%, 12/01/2025	2,787,645
1,153,513	Mcom Investments, Ltd., 20.000%, 09/30/2026(8)	1,027,681
		11,298,050
	TOTAL INTERNATIONAL DEBT SECURITIES (Cost $79,121,994)	67,679,807

	INTERNATIONAL EQUITIES – 14.7%
	BERMUDA – 3.4%
869,788	Odfjell Drilling, Ltd.	3,928,727
2,802,769	Ventura Offshore Holding, Ltd.(10)	6,663,036
		10,591,763
	LUXEMBOURG – 0.7%
423,995	Takko, A Shares(1)(3)	209,869
423,995	Takko, B Shares(1)(3)	209,868
423,995	Takko, C Shares(1)(3)	209,868
423,995	Takko, D Shares(1)(3)	209,868
423,995	Takko, E Shares(1)(3)	209,868
423,995	Takko, F Shares(1)(3)	209,868
423,995	Takko, G Shares(1)(3)	209,868
423,995	Takko, H Shares(1)(3)	209,868
423,995	Takko, I Shares(1)(3)	209,868
423,995	Takko, J Shares(1)(3)	209,868
		2,098,681
	NORWAY – 6.1%
1,298,464	DOF Group ASA, Common Shares(10)	9,660,680
9,760,901	Jacktel AS(10)	2,406,407
5,589,340	Moreld AS(10)	7,133,945
		19,201,032

Bluebay Destra International Event-driven Credit Fund
Schedule of Investments (CONTINUED)
As of December 31, 2024 (unaudited)

Shares or Principal Amounts	Description	Value
	INTERNATIONAL EQUITIES (Continued)
	SINGAPORE – 0.0%
24,603,214	Teide, Ltd.(1)(3)	$—

	UNITED KINGDOM – 4.5%
7,660,530	Gym Group PLC(9)(10)	14,294,539

	TOTAL INTERNATIONAL EQUITIES (Cost $37,118,165)	46,186,015

	PRIVATE COMPANIES – 7.7%
	AUSTRALIA – 0.0%
65,000	Quintis Australia Pty, Ltd., Common Shares(1)(3)	—
	Quintis Australia Pty, Ltd., Corporate Debt:
8,538	7.500%, 10/01/2026(1)(8)(9)	666
117,000	12.000%, 10/01/2028(1)(8)(9)	—
		666
	BERMUDA – 0.1%
439,483	Floatel International, Ltd., Common Shares(1)(3)	425,653
436,438	Floatel International, Ltd., Warrants, 03/16/2025(1)(3)(10)	—
		425,653
	LUXEMBOURG – 4.1%
3,500	Avation PLC, Warrants, 10/31/2026	2,411
1,265,000	Constellation Oil Services Holding SA, Common Shares(1)(3)(10)	1,265,000
11,385,000	Constellation Oil Services Holding SA, Corporate Debt, 3.000%, 10/20/2034(1)(3)(8)	11,385,000
29,130,535	Paper Industries TopCo, Ltd., Common Shares(1)(3)	346,900
20,773	Paper Industries TopCo, Ltd., Warrants, 06/23/2025(1)(3)	247
		12,999,558
	NETHERLANDS – 1.0%
650,714	Compact Bidco BV, Common Shares(1)(3)	3,032,218

	UNITED KINGDOM – 2.5%
331,734	Bond HoldCo SA, Common Shares(1)(3)	51,527
5,956	Frigo Debtco PLC, Common Shares(1)(3)	18,503
9,570	Frigo Newco 1 Ltd., Common Shares(1)(3)	29,730
107,325	KCA Deutag, Common Shares(1)(3)	7,646,906
234	Praesidiad, Ltd., Common Shares(1)(3)	—
		7,746,666
	TOTAL PRIVATE COMPANIES (Cost $21,670,419)	24,204,761
Shares or Principal Amounts or Contracts	Description	Value
	PURCHASED OPTIONS CONTRACTS – 0.6%
	PUT OPTIONS – 0.6%
4,613	EURO STOXX 50 Index Exercise Price: $4,000, Notional Amount: $184,520,000, Expiration Date: 06/20/2025(10)	$1,901,185
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $4,843,071)	1,901,185

	SHORT-TERM INVESTMENTS – 6.7%
	UNITED STATES – 6.7%
21,077,577	BlackRock Liquidity Funds FedFund Portfolio - Institutional Class, 4.370%(12)	21,077,577
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,077,577)	21,077,577

	TOTAL INVESTMENTS – 97.4% (Cost $326,509,870)	306,252,065
	Other Assets Less Liabilities – 2.6%	8,296,483
	TOTAL NET ASSETS – 100.0%	$314,548,548

	SHORT SECURITIES – (0.3)%
	WRITTEN OPTIONS CONTRACT – (0.3)%
	PUT OPTIONS – (0.3)%
(4,613)	EURO STOXX 50 Index Counterparty: Citigroup Global Markets, Inc., Exercise Price: $3,500, Notional Amount: $(161,455,000), Expiration Date: 06/20/2025(10)	$(864,609)

	TOTAL WRITTEN OPTIONS CONTRACT (Proceeds $2,110,441)	(864,609)

	TOTAL SHORT SECURITIES (Proceeds $2,110,441)	$(864,609)

(1)	Fair valued using significant unobservable inputs.
(2)	Principal amount shown in Swiss Franc; value shown in U.S. Dollars.
(3)	Restricted investment as to resale.
(4)	Floating rate security. Rate as of December 31, 2024 is disclosed.
(5)	Principal amount shown in Euro; value shown in U.S. Dollars.
(6)	When-issued security that has not settled as of December 31, 2024. Rate is not in effect at December 31, 2024.
(7)	Investment made through a participation in a settlement claim.
(8)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(9)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by management. At December 31, 2024, the total value of these securities is $40,103,611, representing 12.7% of net assets.
(10)	Non-income producing security.
(11)	Security is in default.
(12)	The rate is the annualized seven-day yield as of December 31, 2024.

Bluebay Destra International Event-driven Credit Fund
Schedule of Investments (CONTINUED)
As of December 31, 2024 (unaudited)

At December 31, 2024, the BlueBay Destra International Event-Driven Credit Fund had outstanding forward foreign exchange contracts as set forth below:

									Unrealized
		Currency	Currency	Contract Amount					Appreciation
Settlement Date	Counterparty	Purchased	Sold	Buy		Sell		Value	(Depreciation)
March 18, 2025	Barclays Capital, Inc.	U.S. Dollar	Euro Currency		$1,688,238	EUR	1,600,000	$1,663,091	$25,147
March 18, 2025	Barclays Capital, Inc.	U.S. Dollar	Pound Sterling		$15,590,918	GBP	12,236,375	15,310,586	280,332
March 18, 2025	Brown Brothers Harriman	Norwegian Krone	U.S. Dollar	NOK	9,616,503		$857,054	844,896	(12,158)
March 18, 2025	Brown Brothers Harriman	Swis Franc	U.S. Dollar	CHF	1,712,562		$1,938,770	1,903,994	(34,776)
March 18, 2025	Brown Brothers Harriman	U.S. Dollar	Euro Currency		$1,669,806	EUR	1,600,000	1,663,091	6,715
March 18, 2025	Brown Brothers Harriman	U.S. Dollar	Euro Currency		$589,669	EUR	565,171	587,457	2,212
March 18, 2025	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$970,933	NOK	11,000,000	966,449	4,484
March 18, 2025	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$1,063,031	NOK	12,117,980	1,064,673	(1,642)
March 18, 2025	Brown Brothers Harriman	U.S. Dollar	Swis Franc		$11,125,451	CHF	9,718,304	10,804,631	320,820
March 18, 2025	NatWest Markets Securities, Inc.	Pound Sterling	U.S. Dollar	GBP	566,884		$716,805	709,306	(7,499)
March 18, 2025	NatWest Markets Securities, Inc.	U.S. Dollar	Norwegian Krone		$23,556,643	NOK	262,494,244	23,062,475	494,168
March 18, 2025	UBS AG	U.S. Dollar	Euro Currency		$117,329,143	EUR	111,075,693	115,455,630	1,873,513
March 18, 2025	Wells Fargo Securities, LLC	Euro Currency	U.S. Dollar	EUR	856,305		$902,477	890,071	(12,406)
March 18, 2025	Wells Fargo Securities, LLC	U.S. Dollar	Norwegian Krone		$6,696,810	NOK	75,100,000	6,598,209	98,601
									$3,037,511

At December 31, 2024, the BlueBay Destra International Event-Driven Credit Fund had open swap contracts as set forth below:

Credit Default Swap Contracts:

Underlying Instrument	Counterparty	Pay Rate / Frequency	Maturity Date	Notional Amount at Value(1)		Premium (Paid) Received	Value	Unrealized Appreciation (Depreciation)
Markit iTraxx Europe Crossover Index Swap(2)	Citibank, N.A.	5.000% /Quarterly	6/20/2029	EUR	26,490,000	$(2,601,566)	$(2,496,263)	$105,303
								$105,303

(1)	The maximum potential amount the Fund may pay or receive should a credit event take place as defined under the terms of the contract.
(2)	The underlying issuer is ITRX XOVER CDSI S41 5Y Corp.

Bluebay Destra International Event-driven Credit Fund
Schedule of Investments (CONTINUED)
As of December 31, 2024 (unaudited)

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.

Additional information on each illiquid and restricted investment held by the Fund at December 31, 2024 is as follows:

Security	Acquisition Date	Cost	Value	Percentage of Net Assets
Ahmad Hamad Al Gosaibi & Brothers TL, 0.000%	10/28/2021	$540,958	$156,192	0.05%
Ahmad Hamad Al Gosaibi & Brothers TL, 0.000%	2/11/2022	600,411	171,948	0.05
Ahmad Hamad Al Gosaibi & Brothers TL, 0.000%	9/27/2022	1,454,685	445,791	0.14
Bond HoldCo SA, Common Shares	5/31/2024	3,601	51,527	0.02
Compact Bidco BV, 12.000%	11/25/2024	15,780,515	15,513,522	4.93
Compact Bidco BV, Common Shares	11/28/2024	—	3,032,218	0.96
Constellation Oil Services Holding SA, Common Shares	10/17/2024	1,265,000	1,265,000	0.40
Constellation Oil Services Holding SA, Corporate Debt, 3.000%	10/17/2024	11,385,000	11,385,000	3.62
Floatel International, Ltd., Common Shares	10/3/2024	422,667	425,653	0.14
Floatel International, Ltd., Warrants, 03/16/2025	1/13/2021	27,075	—	—
Frigo Debtco PLC, Common Shares	2/21/2023	—	18,503	0.01
Frigo Newco 1 Ltd., Common Shares	10/30/2023	224,493	29,730	0.01
Government of Bahamas, 7.757%	7/30/2024	9,030,781	8,892,751	2.83
Gulf Marine Middle East FZE, 8.601%	3/29/2023	2,195,555	2,291,500	0.73
House of Fraser Funding PLC, 0.000%	3/27/2019	71,368	9,687	—
IFA Holding GmbH TL, 0.000%	8/21/2023	4,554	41,533	0.01
IFA Holding GmbH TL, 4.000%	8/21/2023	164,371	373,800	0.12
IFA Holding GmbH TL2, 7.056%	2/11/2022	1,286,586	1,274,939	0.41
IFA Holding GmbH TL3, 7.056%	2/11/2022	1,164,876	1,153,516	0.37
KCA Deutag, Common Shares	2/15/2021	7,591,391	7,646,906	2.43
Leoni Bordnetz-Systeme GmbH, 7.367%	11/30/2023	14,968,070	15,969,938	5.08
Paper Industries TopCo, Ltd., Common Shares	5/20/2019	626,356	346,900	0.11
Paper Industries TopCo, Ltd., Warrants, 06/23/2025	5/17/2024	—	247	—
Praesidiad, Ltd., 0.000%	6/6/2024	329,454	309,027	0.10
Praesidiad, Ltd., 0.000%	6/11/2024	324,570	309,027	0.10
Praesidiad, Ltd., 0.000%	6/12/2024	6,203,405	2,717,496	0.86
Praesidiad, Ltd., 0.000%	6/12/2024	2,589,852	2,668,196	0.85
Praesidiad, Ltd., Common Shares	5/28/2024	—	—	—
Quintis Australia Pty, Ltd., Common Shares	10/30/2019	—	—	—
Takko Luxembourg TL, 15.000%	2/23/2023	2,042,297	1,741,784	0.55
Takko, A Shares	2/23/2023	—	209,869	0.07
Takko, B Shares	2/23/2023	—	209,868	0.07
Takko, C Shares	2/23/2023	—	209,868	0.07
Takko, D Shares	2/23/2023	—	209,868	0.07
Takko, E Shares	2/23/2023	—	209,868	0.07
Takko, F Shares	2/23/2023	—	209,868	0.07
Takko, G Shares	2/23/2023	—	209,868	0.07
Takko, H Shares	2/23/2023	—	209,868	0.07
Takko, I Shares	2/23/2023	—	209,868	0.07
Takko, J Shares	2/23/2023	—	209,868	0.07
Teide, Ltd.	3/22/2022	—	—	—
Varta AG, 6.256%	3/7/2024	3,907,648	1,538,295	0.49
Varta AG, 6.556%	3/7/2024	5,257,759	2,076,699	0.66
		$89,463,298	$83,956,006	26.73%